Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Wag Labs, Inc.
Net Loss	$ (6,311,000)	$ (18,839,000)
Other comprehensive income (loss):
Change unrealized gain (loss) on investments	1,000	(8,000)
Other comprehensive income (loss):	1,000	(8,000)
Total comprehensive loss	$ (6,310,000)	$ (18,847,000)